Stock Option Plan - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 04, 2013	Oct. 07, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jan. 14, 2013	Apr. 25, 2011	Jun. 03, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options granted under 2005 Plan (in years)					7 years 7 months 20 days		8 years 4 months 28 days
Fair value of options vested under 2005 Plan			$ 935,446	$ 1,101,685	$ 3,590,708	$ 3,018,414	$ 3,828,561	$ 1,507,982
Total unrecognized estimated compensation cost related to stock options			$ 4,709,724		$ 4,709,724		$ 8,436,724
Total unrecognized estimated compensation cost related to stock options, recognition period					2 years 1 month 6 days		2 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			0	0	0	2,186,957	2,423,742	5,038,605
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	36 equal monthly installments
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options granted under 2005 Plan (in years)					10 years		10 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Available For Grant							3,776,197
Stock Options, Warrants Restricted Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Available For Grant			3,943,651		3,943,651
Glenn Mattes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Method Investment, Ownership Percentage		5.50%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	386,697
Alexander Zukiwski
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Method Investment, Ownership Percentage		4.50%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	316,389
Stefan Proniuk
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Method Investment, Ownership Percentage		0.65%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	45,701
Director Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Method Investment, Ownership Percentage	0.10%
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price	$ 2.40
Percentage Of Stock Granted To Purchase Common Stock	0.20%
Arie Belldegrun
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Method Investment, Ownership Percentage	5.00%
Steven Ruchefsky
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Method Investment, Ownership Percentage	0.20%
2005 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance under 2005 Plan		11,155,295							945,276	875,000	373,831
Term of stock options granted under 2005 Plan (in years)		10 years
2005 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance under 2005 Plan		11,155,295
2005 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance under 2005 Plan		945,276
Conversion Debentures Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price	$ 2.40